Particulars of the subsidiaries (Details)																										12 Months Ended		25 Months Ended
	Dec. 18, 2019	Dec. 17, 2019	Dec. 10, 2019	Dec. 09, 2019	Jun. 12, 2019	Jun. 11, 2019	Jun. 01, 2019	May 31, 2019	May 28, 2019	May 27, 2019	May 16, 2019	May 15, 2019	Dec. 17, 2018	Oct. 09, 2018	Aug. 31, 2018	Aug. 30, 2018	Aug. 27, 2018	Jul. 24, 2018	Jul. 23, 2018	Feb. 01, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 29, 2017	Sep. 30, 2017	Sep. 29, 2017	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 SGD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 SGD ($) shares	Dec. 31, 2018 CNY (¥) shares
PRC subsidiaries
Registered capital/ issued share capital																														¥ 469,000		¥ 265,000
Proportion of equity interest held (as a percent)																							83.00%					79.00%
Dragon Jade Holdings Limited
PRC subsidiaries
Number of shares issued | shares																										1	1	1	1	1	1	1
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Stargaze Wealth Limited
PRC subsidiaries
Number of shares issued | shares																										50,000	50,000	50,000	50,000	50,000	50,000	50,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Peng Oi Investment (Hong Kong) Holdings Limited
PRC subsidiaries
Number of shares issued | shares																										10,000	10,000	10,000	10,000	10,000	10,000	10,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Peng Yida Business Consulting (Shenzhen) Co.,Ltd
PRC subsidiaries
Registered capital/ issued share capital | $																										$ 98,000,000	$ 98,000,000	$ 98,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Shenzhen Pengai Hospital Investment Management Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														¥ 10,000,000		¥ 10,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
China Aesthetic Healthcare Holdings (Singapore) Pte. Ltd.
PRC subsidiaries
Registered capital/ issued share capital | $																													$ 10		$ 10
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Shenzhen Pengcheng General Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														36,000,000		36,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														30,000,000		30,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Shenzhen Pengai Beauty Promise Cosmetic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														100,000		100,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Nanchang Pengai
PRC subsidiaries
Registered capital/ issued share capital																														5,000,000		5,000,000
Proportion of equity interest held (as a percent)							51.00%	70.00%																		51.00%	70.00%
Haikou Pengai
PRC subsidiaries
Registered capital/ issued share capital																														3,000,000		3,000,000
Proportion of equity interest held (as a percent)																										87.00%	87.00%
Huizhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																														6,000,000		6,000,000
Proportion of equity interest held (as a percent)																		65.50%	62.50%					62.50%	57.50%	65.50%	65.50%
Shenzhen Guangji General Clinic Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														6,000,000		6,000,000
Proportion of equity interest held (as a percent)																											100.00%
Jinan Pengai Aesthetic Medical Hospital Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														5,210,000
Proportion of equity interest held (as a percent)																										95.00%
Yantai Pengai Jiayan
PRC subsidiaries
Registered capital/ issued share capital																																7,290,000
Proportion of equity interest held (as a percent)											89.00%	94.00%															94.00%
Shanghai Nishizhen Medical Technology Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														500,000		500,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Shenzhen Pengai Culture Broadcast Co., Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														1,000,000		1,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Changsha Pengai
PRC subsidiaries
Registered capital/ issued share capital																														500,000		500,000
Proportion of equity interest held (as a percent)			89.00%	79.00%																						89.00%	79.00%
Shanghai Pengai
PRC subsidiaries
Registered capital/ issued share capital																														¥ 2,500,000		¥ 2,500,000
Proportion of equity interest held (as a percent)																										80.00%	80.00%
Newa Medical Aesthetics Limited
PRC subsidiaries
Number of shares issued | shares																										1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Proportion of equity interest held (as a percent)																										100.00%	100.00%
Chongqing Pengai
PRC subsidiaries
Registered capital/ issued share capital																														¥ 2,500,000		¥ 2,500,000
Proportion of equity interest held (as a percent)									100.00%	95.00%							95.00%					70.00%				100.00%	95.00%
Guangzhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																														9,660,000		9,660,000
Proportion of equity interest held (as a percent)	96.00%	91.00%																		85.00%	95.00%					85.00%	85.00%
Pengai Xiuqi
PRC subsidiaries
Registered capital/ issued share capital																														12,000,000		12,000,000
Proportion of equity interest held (as a percent)													89.00%	100.00%												89.00%	89.00%
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. ("Baotou Yueji")
PRC subsidiaries
Registered capital/ issued share capital																														3,000,000		3,000,000
Proportion of equity interest held (as a percent)																										51.00%	51.00%
Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd.
PRC subsidiaries
Registered capital/ issued share capital																														3,000,000		3,000,000
Proportion of equity interest held (as a percent)																										51.00%	51.00%
Chengdu Yueji
PRC subsidiaries
Registered capital/ issued share capital																														3,000,000		3,000,000
Proportion of equity interest held (as a percent)																										70.00%	70.00%
Hangzhou Pengai
PRC subsidiaries
Registered capital/ issued share capital																														¥ 2,500,000		¥ 2,500,000
Proportion of equity interest held (as a percent)					100.00%	80.00%									80.00%	100.00%										80.00%	80.00%